ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2025	2024
Due to buyer of KAG arising from disposal of KAG (Note 3)	$2,162	$2,162
Loan payable (1)	1,368	205
Accrued professional fee	392	494
Individual income tax payable	2,207	2,207
Others	2,501	2,682
Total	$8,630	$7,750
(1)	Loans payable

As of December 31, 2024, the balance of loan payable represented borrowings from Shanghai Wuxia Jindongxue Technology Co., Ltd. The loan was borrowed on August 29, 2024 to support working capital of the Company. The loan was an interest-free and was payable on demand.

For the year ended December 31, 2025, the Group extended the borrowing from Shanghai Wuxia Jindongxue Technology Co., Ltd. to August 2026. In addition, the Company borrowed loans aggregating $1,104 from three third parties to support working capital of the Company. The loans were interest-free and was payable on demand.

As of December 31, 2025, the Company had loans payable due to four third parties of $1,368.